COST REDUCTION ACTIONS (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 28, 2018 item	Jan. 02, 2021 USD ($) item	Dec. 28, 2019 USD ($) item
Restructuring charges:
Charges, Net of Reversals | $		$ 55.3	$ 51.1
2018 Plan
Restructuring charges:
Net number of position reduced as a result of Cost Reduction Actions | item	150
Charges, Net of Reversals | $		0.0	0.0
Expected number of positions reduced as a result of Cost Reduction Actions | item	390
2018/2019 Actions
Restructuring charges:
Charges, Net of Reversals | $		$ 0.0	$ 28.2
Expected number of positions reduced as a result of Cost Reduction Actions | item			490
2019/2020 Actions
Restructuring charges:
Net number of position reduced as a result of Cost Reduction Actions | item		2,160	370
Charges, Net of Reversals | $		$ 56.0	$ 25.2